1933 SECURITIES ACT FILE NO. 033-23512
                                           1940 SECURITIES ACT FILE NO. 811-5629

                              PROSPECTUS SUPPLEMENT

                             DATED JANUARY 27, 2003

                  SUPPLEMENT TO THE TO THE CLASS A PROSPECTUSES
                      DATED JULY 31, 2002 FOR THE GCG TRUST

The following information replaces in its entirety the third paragraph under the title "Overall Management of the Trust--The Adviser" in the prospectus.

     In addition to advisory services, DSI is responsible for providing administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. In connection with this arrangement, DSI has entered into an Administrative Services Sub-Contract with one of its affiliates, ING Funds Services, LLC (ING Funds Services), to provide certain administrative services to the Portfolios. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios

The following information replaces in its entirety the second paragraph under the heading "Service Fees - Class A Shares" in the "Overall Management of the Trust" section of the prospectus:

     Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan for Class A shares, the management fee (shown below) of those portfolios that commenced operations prior to May 1, 2002, was reduced by .25%, the same amount as the new service fee.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                          1933 SECURITIES ACT FILE NO. 033-23512
                                           1940 SECURITIES ACT FILE NO. 811-5629

                              PROSPECTUS SUPPLEMENT

                             DATED JANUARY 27, 2003

                  SUPPLEMENT TO THE TO THE CLASS I PROSPECTUSES
                       DATED MAY 1, 2002 FOR THE GCG TRUST

The following information replaces in its entirety the third paragraph under the title "Overall Management of the Trust--The Adviser" in the prospectus.

     In addition to advisory services, DSI is responsible for providing administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. In connection with this arrangement, DSI has entered into an Administrative Services Sub-Contract with one of its affiliates, ING Funds Services, LLC (ING Funds Services), to provide certain administrative services to the Portfolios. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios

The following information replaces in its entirety the second paragraph under the heading "Class I Shares" in the "Overall Management of the Trust" section of the prospectus.

     Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan for Class I shares, the management fee (shown below) of those portfolios that commenced operations prior to May 1, 2002, was reduced by .25%, the same amount as the new service fee.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                          1933 SECURITIES ACT FILE NO. 033-23512
                                           1940 SECURITIES ACT FILE NO. 811-5629

                              PROSPECTUS SUPPLEMENT

                             DATED JANUARY 27, 2003

                  SUPPLEMENT TO THE TO THE CLASS S PROSPECTUSES
                       DATED MAY 1, 2002 FOR THE GCG TRUST

The following information replaces in its entirety the third paragraph under the title "Overall Management of the Trust--The Adviser" in the prospectus.

     In addition to advisory services, DSI is responsible for providing administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. In connection with this arrangement, DSI has entered into an Administrative Services Sub-Contract with one of its affiliates, ING Funds Services, LLC (ING Funds Services), to provide certain administrative services to the Portfolios. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios

The following information replaces in its entirety the second paragraph under the heading "Service Fees - Class S Shares" in the "Overall Management of the Trust" section of the prospectus:

     Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan for Class S shares, the management fee (shown below) of those portfolios that commenced operations prior to May 1, 2002, was reduced by .25%, the same amount as the new service fee.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 033-23512
                                           1940 SECURITIES ACT FILE NO. 811-5629

                              PROSPECTUS SUPPLEMENT

                             DATED JANUARY 27, 2003

                SUPPLEMENT TO THE TO THE THE FUND FOR LIFE SERIES
                          OF THE GCG TRUST PROSPECTUSES
                                DATED MAY 1, 2002

The following information replaces in its entirety the third paragraph under the title "Management of the Trust--The Adviser" in the prospectus.

     In addition to advisory services, DSI is responsible for providing administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. In connection with this arrangement, DSI has entered into an Administrative Services Sub-Contract with one of its affiliates, ING Funds Services, LLC (ING Funds Services), to provide certain administrative services to the Portfolios. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 033-23512
                                           1940 SECURITIES ACT FILE NO. 811-5629

                                   SUPPLEMENT

                             DATED JANUARY 27, 2003
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                      DATED JULY 31, 2002 FOR THE GCG TRUST

The following information is added to the end of the first paragraph under the title "The Management Agreement" of the Statement of Additional Information.

     Directed Services, Inc. ("DSI") has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003. ING Funds Services is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                          1933 SECURITIES ACT FILE NO. 033-23512
                                           1940 SECURITIES ACT FILE NO. 811-5629

                                   SUPPLEMENT

                             DATED JANUARY 27, 2003

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JULY 31, 2002 FOR
                    THE FUND FOR LIFE SERIES OF THE GCG TRUST

The following information is added to the end of the first paragraph under the title "The Management Agreement" of the Statement of Additional Information.

     Directed Services, Inc. ("DSI") has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003. ING Funds Services is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE